CORPORATE BORROWINGS - Schedule of Corporate Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 14,408	$ 13,562
Revolving facilities	0	767
Deferred financing costs	(107)	(97)
Total	14,301	14,232
Corporate Borrowings	14,301	14,232
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Total	$ 496
U.S. Term Debt Maturing On January 15, 2025
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.00%
Book value of borrowings	$ 0	500
Canadian Term Debt Maturing On January 28, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.82%
Book value of borrowings	$ 0	592
U.S. Term Debt Maturing On June 2, 2026
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.25%
Book value of borrowings	$ 500	499
Canadian Term Debt Maturing On March 16, 2027
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.80%
Book value of borrowings	$ 364	348
Canadian Term Debt Maturing On January 25, 2028
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.90%
Book value of borrowings	$ 1,059	1,064
U.S. Term Debt Maturing On March 29, 2029
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.85%
Book value of borrowings	$ 999	999
U.S. Term Debt Maturing On April 15, 2030
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.35%
Book value of borrowings	$ 750	750
U.S. Term Debt Maturing On April 15, 2031
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.72%
Book value of borrowings	$ 500	500
U.S. Term Debt Maturing On January 30, 2032
Disclosure of detailed information about borrowings [line items]
Annual Rate	2.34%
Book value of borrowings	$ 600	600
U.S. Term Debt Maturing On March 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	7.38%
Book value of borrowings	$ 250	250
Canadian Term Debt Maturing On June 14, 2035
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.95%
Book value of borrowings	$ 308	294
JPY Term Debt Maturing On December 1, 2038
Disclosure of detailed information about borrowings [line items]
Annual Rate	1.42%
Book value of borrowings	$ 64	64
U.S. Term Debt Maturing On September 20, 2047 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.70%
Book value of borrowings	$ 902	902
U.S. Term Debt Maturing On April 15, 2050
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.45%
Book value of borrowings	$ 595	595
U.S. Term Debt Maturing On March 30, 2051
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%
Book value of borrowings	$ 757	757
U.S. Term Debt Maturing On October 16, 2080
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.63%
Book value of borrowings	$ 400	400
Canadian Term Debt Maturing On December 14, 20232
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.43%
Book value of borrowings	$ 728	695
U.S. Term Debt Maturing On February 15, 2052
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.63%
Book value of borrowings	$ 400	400
U.S. Term Debt Maturing On June 14, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.09%
Book value of borrowings	$ 550	450
U.S. Term Debt Maturing On January 5, 2024
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.35%
Book value of borrowings	$ 700	294
U.S. Term Debt Maturing on March 04, 2054 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.97%
Book value of borrowings	$ 953	953
U.S. Term Debt Maturing January 15, 2035 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.68%
Book value of borrowings	$ 450	450
U.S. Term Debt Maturing on January 15, 2055 [Member]
Disclosure of detailed information about borrowings [line items]
Annual Rate	6.30%
Book value of borrowings	$ 700	$ 700
U.S. Term Debt Maturing On January 28, 2026
Disclosure of detailed information about borrowings [line items]
Book value of borrowings	$ 850
Canadian Term Debt Maturing On March 1, 2033
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.39%
Book value of borrowings	$ 255
U.S. Term Debt Maturing On January 15, 2036
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.33%
Book value of borrowings	$ 650
U.S. Term Debt Maturing on March 3 2055
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.81%
Book value of borrowings	$ 500
Canadian Term Debt Maturing On Dec 11, 2055
Disclosure of detailed information about borrowings [line items]
Annual Rate	5.40%
Book value of borrowings	$ 474